Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The table below shows the following information for the past five fiscal years: (i) “total” compensation for our named executive officers (“NEOs”) for purposes of the “Summary compensation table”; (ii) the “Compensation actually paid” to named executive officers (calculated using rules required by the SEC); (iii) our total shareholder return (“TSR”); (iv) the TSR of the S&P U.S. BMI Banks Index; (v) our net income; and (vi) our return on average tangible common equity. “Compensation actually paid” does not represent the value of cash and shares of the Company’s common stock received by named executive officers during the year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, “Compensation actually paid” amounts below differ from compensation actually received by the individuals.

Year	“Summary compensation table” total for CEO(1)	Compensation actually paid to CEO(2)	Average “Summary compensation table” total for other NEOs(1)	Average compensation actually paid to other NEOs(2)	Company TSR(3)	Peer group TSR(3)	Net income (in thousands)	Return on average tangible common equity(4)
2024	$924,318	$710,087	$443,009	$390,799	121.93	143.68	$8.498	2.63%
2023	$927,073	$894,021	$517,313	$490,183	110.97	107.32	$27,380	10.30%
2022	$992,140	$1,002,424	$537,708	$529,093	113.83	98.38	$38,090	14.80%
2021	$1,009,089	$1,201,076	$587,389	$622,866	112.19	118.61	$43,519	12.94%
2020	$979,298	$941,198	$511,529	$517,386	75.70	87.24	$29,354	14.80%

(1)	The CEO for each year reported was Craig W. Best. The other named executive officers, or NEOs, for each year reported were: Thomas P. Tulaney, Neal D. Koplin, Timothy H. Kirtley and John R. Anderson III.
(2)	SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):

Year	Executive(s)	“Summary compensation table” total	Deduct change in pension value	Add pension services costs	Deduct stock awards	Add year- end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Deduct value of equity awards granted in prior years that failed to vest	Add dividends
2024	CEO	$924,318	–	–	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	–	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	–	–	$(217,333)	$235,405	$(4,312)	$(6,823)	–	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	–	$1,393
2021	CEO	$1,009,089	–	–	$(217,311)	$269,351	$73,039	$63,721	–	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	–	$1,258
2020	CEO	$979,298	$(20,310)	–	$(207,701)	$237,686	$(62,229)	$48,255	$(36,604)	$2,802
	Other NEOs	$511,529	$(55,588)	$70,743	$(82,707)	$94,647	$(23,185)	$10,956	$(10,007)	$998

(3)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P U.S. BMI Banks Index.
(4)	Return on average tangible common equity (ROATCE), a non-GAAP measure, is equal to net income divided by the difference of average stockholders’ equity minus average intangible assets.

Company Selected Measure Name	Return on average tangible common equity
Named Executive Officers, Footnote	(1)The CEO for each year reported was Craig W. Best. The other named executive officers, or NEOs, for each year reported were: Thomas P. Tulaney, Neal D. Koplin, Timothy H. Kirtley and John R. Anderson III.
Peer Group Issuers, Footnote	(3)TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the S&P U.S. BMI Banks Index.
PEO Total Compensation Amount	$ 924,318	$ 927,073	$ 992,140	$ 1,009,089	$ 979,298
PEO Actually Paid Compensation Amount	$ 710,087	894,021	1,002,424	1,201,076	941,198
Adjustment To PEO Compensation, Footnote	(2)SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):
Year	Executive(s)	“Summary compensation table” total	Deduct change in pension value	Add pension services costs	Deduct stock awards	Add year- end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Deduct value of equity awards granted in prior years that failed to vest	Add dividends
2024	CEO	$924,318	–	–	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	–	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	–	–	$(217,333)	$235,405	$(4,312)	$(6,823)	–	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	–	$1,393
2021	CEO	$1,009,089	–	–	$(217,311)	$269,351	$73,039	$63,721	–	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	–	$1,258
2020	CEO	$979,298	$(20,310)	–	$(207,701)	$237,686	$(62,229)	$48,255	$(36,604)	$2,802
	Other NEOs	$511,529	$(55,588)	$70,743	$(82,707)	$94,647	$(23,185)	$10,956	$(10,007)	$998

Non-PEO NEO Average Total Compensation Amount	$ 443,009	517,313	537,708	587,389	511,529
Non-PEO NEO Average Compensation Actually Paid Amount	$ 390,799	490,183	529,093	622,866	517,386
Adjustment to Non-PEO NEO Compensation Footnote	(2)SEC rules require certain adjustments be made to the “Summary compensation table” totals to determine “compensation actually paid” as reported in the “Pay versus performance table” above. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO):
Year	Executive(s)	“Summary compensation table” total	Deduct change in pension value	Add pension services costs	Deduct stock awards	Add year- end value of unvested equity awards granted in year	Change in value of unvested equity awards granted in prior years	Change in value of equity awards granted in prior years which vested in year	Deduct value of equity awards granted in prior years that failed to vest	Add dividends
2024	CEO	$924,318	–	–	$(49,609)	$63,003	$72,280	$(5,273)	$(299,408)	$4,776
	Other NEOs	$443,009	$(26,637)	$(38,302)	$(21,843)	$27,740	$31,760	$(2,226)	$(24,788)	$2,086
2023	CEO	$927,073	$(6,996)	–	$(223,175)	$248,711	$(14,394)	$(15,868)	$(24,883)	$3,553
	Other NEOs	$517,313	$(66,964)	$50,329	$(96,684)	$107,737	$(6,206)	$(6,569)	$(10,290)	$1,518
2022	CEO	$992,140	–	–	$(217,333)	$235,405	$(4,312)	$(6,823)	–	$3,347
	Other NEOs	$537,708	$(60,394)	$47,076	$(94,081)	$101,904	$(1,778)	$(2,734)	–	$1,393
2021	CEO	$1,009,089	–	–	$(217,311)	$269,351	$73,039	$63,721	–	$3,187
	Other NEOs	$587,389	$(111,305)	$70,743	$(89,845)	$111,360	$29,005	$24,260	–	$1,258
2020	CEO	$979,298	$(20,310)	–	$(207,701)	$237,686	$(62,229)	$48,255	$(36,604)	$2,802
	Other NEOs	$511,529	$(55,588)	$70,743	$(82,707)	$94,647	$(23,185)	$10,956	$(10,007)	$998

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures, as determined by the Company, that link compensation actually paid to our CEO and other NEOs to the Company’s performance for the most recently completed fiscal year.

Earnings per share (EPS) growth	Asset growth
Revenue growth	Ratio of non-performing assets to average
Expense to asset ratio	loans plus other real estate owned
Loan growth	Ratio of net charge-offs to average loans
Deposit growth

Each of these financial performance measures has been used in our incentive programs to determine the level of payout. Due to the pendency of the FNCB merger during the first half of 2024, however, the committee did not set specific performance goals for 2024, but relied on the provisions of the Cash Incentive Plan which allow the committee to award cash bonuses at such times and in such amounts as determined by the committee in its discretion from time to time.

Total Shareholder Return Amount	$ 121.93	110.97	113.83	112.19	75.7
Peer Group Total Shareholder Return Amount	143.68	107.32	98.38	118.61	87.24
Net Income (Loss)	$ 8.498	$ 27,380	$ 38,090	$ 43,519	$ 29,354
Company Selected Measure Amount	2.63	10.3	14.8	12.94	14.8
PEO Name	Craig W. Best
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings per share (EPS) growth
Non-GAAP Measure Description	(4)Return on average tangible common equity (ROATCE), a non-GAAP measure, is equal to net income divided by the difference of average stockholders’ equity minus average intangible assets.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Expense to asset ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Loan growth
Measure:: 5
Pay vs Performance Disclosure
Name	Deposit growth
Measure:: 6
Pay vs Performance Disclosure
Name	Asset growth
Measure:: 7
Pay vs Performance Disclosure
Name	Ratio of non-performing assets to averageloans plus other real estate owned
Measure:: 8
Pay vs Performance Disclosure
Name	Ratio of net charge-offs to average loans
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (6,996)			$ (20,310)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,609)	(223,175)	(217,333)	(217,311)	(207,701)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,003	248,711	235,405	269,351	237,686
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,280	(14,394)	(4,312)	73,039	(62,229)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(299,408)	(24,883)			(36,604)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,776	3,553	3,347	3,187	2,802
PEO | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,273)	(15,868)	(6,823)	63,721	48,255
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,637)	(66,964)	(60,394)	(111,305)	(55,588)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(38,302)	50,329	47,076	70,743	70,743
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,843)	(96,684)	(94,081)	(89,845)	(82,707)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,740	107,737	101,904	111,360	94,647
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	31,760	(6,206)	(1,778)	29,005	(23,185)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,788)	(10,290)			(10,007)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,086	1,518	1,393	1,258	998
Non-PEO NEO | Change In Value Of Equity Awards Granted In Prior Years Which Vested In Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,226)	$ (6,569)	$ (2,734)	$ 24,260	$ 10,956